Restructuring - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Feb. 29, 2012 Employee	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Number of employee roles	90
Restructuring charges		$ 10,800,000	$ 7,500,000
Accrued expenses and other current liabilities		136,129,000		120,928,000
Other noncurrent liabilities		210,418,000		239,287,000
Basic Plastics & Feedstocks [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges				3,500,000
Accrued charges				4,200,000
Basic Plastics & Feedstocks [Member] | Dow [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges				6,600,000
Additional restructuring charges, maximum				7,000,000
2012 Global Restructuring Program [Member]
Restructuring Cost and Reserve [Line Items]
Accrued charges		0		0
Altona Plant [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		6,738,000		2,988,000
Accrued charges		4,822,000		2,128,000
Additional charges				2,800,000
Accrued expenses and other current liabilities				1,200,000
Other noncurrent liabilities				$ 900,000